Exploration and Evaluation Assets - Additional Information (Details)			12 Months Ended
	Sep. 24, 2025 USD ($)	Sep. 24, 2025 AUD ($)	Dec. 31, 2025 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposal of assets			$ 1,322,184
Lithium Energy Limited
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposal of assets	$ 1,322,184	$ 2,000,000
Impairment loss recognised			$ 878,036